NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
NONCONTROLLING INTEREST
Schedule of noncontrolling interests

December 31,	2014	2013
(millions of Canadian dollars)
EEP	748	2,810
Enbridge Energy Management, L.L.C. (EEM)	790	1,079
Renewable energy assets (Note 6)	351	-
EGD preferred shares	100	100
Other	26	25
	2,015	4,014

Schedule of redeemable noncontrolling interests

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Balance at beginning of year	1,053	1,000	640
Loss	(11)	(24)	(12)
Other comprehensive income/(loss)
Change in unrealized gains/(loss) on cash flow hedges, net of tax	(15)	4	(1)
Change in foreign currency translation adjustment	5	-	-
Other comprehensive income/(loss)	(10)	4	(1)
Distributions to unitholders	(79)	(72)	(49)
Contributions from unitholders	323	92	225
Redemption value adjustment	973	53	197
Balance at end of year	2,249	1,053	1,000